Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2017
Net loss per share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share
Basic and diluted net income (loss) per share for each of the years presented are calculated as follows:

	For Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net income	22,621	85,424	209,130
Change in redemption value of preferred shares	(25,332)	-	-
Net (income) loss attributable to noncontrolling interests	-	1,209	(264)
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	(2,711)	86,633	208,866

Net income (loss) per share attributable to ordinary shareholders of Baozun Inc.
Basic	(0.03)	0.58	1.29
Diluted	(0.03)	0.53	1.19

Net income (loss) per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic	(0.08)	1.74	3.87
Diluted	(0.08)	1.59	3.56

Shares (Denominator):
Weighted average number of ordinary shares
Basic	102,987,119	149,935,100	162,113,815
Diluted	102,987,119	163,926,674	176,115,049